Other Financial Assets	12 Months Ended
Jun. 30, 2023
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

NOTE 9: OTHER FINANCIAL ASSETS

	2023 A$	2022 A$
Restricted deposits held as security and not available for use	119,000	119,000

Disclosed in the financial statement as:

Current assets	-	-
Non-current assets	119,000	119,000
	119,000	119,000

The Group holds restricted term deposits of A$119,000 (2022: A$119,000), with a maturity date of June 3, 2024 (2022: June 3, 2022 respectively) as security for a bank guarantee (Note 30 (ii)) that is not available for use. The term deposits will be extended on maturity until the bank guarantee ceases to be required. The effective interest rate on these deposits is 4.20% (2022:1.95%).